Gold loan payable and gold in trust (Details) - Gold Loan [Member] - CAD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Gold loan payable, beginning balance	$ 5,659,118	$ 4,885,928
Accrued interest expense	295,551	290,164
Fair value adjustments	1,199,904	538,975
Loss on derecognition	372,941
Foreign exchange difference	600,749	(55,949)
Gold loan payable, ending balance	$ 8,128,263	$ 5,659,118